FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Financial assets at fair value through profit or loss		£ 158,529	£ 176,008
Financial assets at fair value through profit or loss, mandatorily measured at fair value			14,016
Debt securities		5,238	3,314
Financial assets, at fair value		206,939	230,810
Derivative financial assets		23,595	25,474
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets	[1]	2,264
Loans and advances designated at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Financial assets at fair value through profit or loss		27,734	31,590
Financial assets at fair value through profit or loss, mandatorily measured at fair value		13,142
Net Credit Risk [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		9,268	12,785
Cash collateral received/pledged [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		6,039
OECD Banks [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets		213
Good Quality [Member] | Loans and advances designated at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Financial assets at fair value through profit or loss		27,685	31,548
Satisfactory Quality [Member] | Loans and advances designated at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Financial assets at fair value through profit or loss		49	42
Investment Grade [Member] | Loans and advances designated at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value		12,509	13,338
Sub-Investment Grade [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Debt securities		6	0
Financial assets, at fair value		85	98
Financial assets at fair value through profit or loss, classified as held for trading		411	331
Derivative financial assets		1,920	1,878
Sub-Investment Grade [Member] | Cash collateral received/pledged [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets			5,419
Not Rated [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Debt securities		36	23
Financial assets, at fair value		263	376
Financial assets at fair value through profit or loss, classified as held for trading		1,545	1,972
Derivative financial assets		344	340
Not Rated [Member] | OECD Banks [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Derivative financial assets			£ 275
Stage 3 [member] | Partial Write Off [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Loans and advances to banks and customers		250
Loans and advances to banks and customers, outstanding		2,200
Stage 2 and Stage 3 [Member] | Modified [Member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Quality of Assets [Line Items]
Loans and advances to banks and customers		£ 1,000

[1]	Other comprises sub-investment grade (2018: 1,920 million; 2017: 1,878 million) and not rated (2018: 344 million; 2017: 340 million).